CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 293,426	$ 286,496	$ 250,027
Cost of revenues:
Total cost of revenues	53,884	52,446	45,084
Gross profit	239,542	234,050	204,943
Operating expenses, net:
Research and development, net	86,562	74,098	66,836
Sales and marketing	126,533	119,842	113,015
General and administrative	29,786	21,885	18,924
Total operating expenses, net	242,881	215,825	198,775
Operating income (loss)	(3,339)	18,225	6,168
Financial income, net	8,052	4,407	7,796
Income before taxes on income	4,713	22,632	13,964
Taxes on income	4,879	14,821	4,328
Net income (loss) attributable to Radware Ltd.’s shareholders	$ (166)	$ 7,811	$ 9,636
Basic net earnings (loss) per share	$ (0)	$ 0.17	$ 0.21
Diluted net earnings (loss) per share	$ (0)	$ 0.16	$ 0.2
Weighted average shares used to compute net income per share, Basic	44,943,168	45,919,835	46,460,974
Weighted average shares used to compute net income per share, Diluted	44,943,168	47,503,091	47,739,540
Products [Member]
Revenues:
Total revenues	$ 172,161	$ 170,438	$ 132,934
Cost of revenues:
Total cost of revenues	43,014	42,191	34,645
Services [Member]
Revenues:
Total revenues	121,265	116,058	117,093
Cost of revenues:
Total cost of revenues	$ 10,870	$ 10,255	$ 10,439